Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 18, 2016	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred shares, par value per share			$ 1.00	$ 1.00
Preferred shares, shares outstanding			25,489,636	28,169,062
Underwriting discounts and commissions	[1]		$ 21,300
Aggregate liquidation preference			$ 637,241	$ 704,227
Restriction on common dividends		67.00%	67.00%
Preferred shares, shares issued			25,489,636	28,169,062
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			2,679,426
Underwriting discounts and commissions			$ 2,000
Aggregate liquidation preference			$ 67,000
Preferred Stock, Redemption Price Per Share			$ 25
Preferred Stock Dividend Accrued at Redemption			$ 1,000
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			6,415,264
Annual dividend rate			6.50%
Underwriting discounts and commissions	[1]		$ 5,400
Aggregate liquidation preference			$ 160,400
Liquidation preference per share			$ 25
Preferred Stock, Redemption Price Per Share			$ 25
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			11,753,798
Annual dividend rate			7.25%
Underwriting discounts and commissions	[1]		$ 9,500
Aggregate liquidation preference			$ 293,800
Liquidation preference per share			$ 25
Preferred Stock, Redemption Price Per Share			$ 25
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			7,320,574
Annual dividend rate			5.875%
Underwriting discounts and commissions	[1]		$ 6,400
Aggregate liquidation preference			$ 183,000
Liquidation preference per share			$ 25
Preferred Stock, Redemption Price Per Share			$ 25

[1]	Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.